Segment Reporting - Information about Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in loss of unconsolidated affiliates	$ (14,228)	$ (4,090)	$ (21,486)
Investments in Unconsolidated Affiliates	7,501	17,023
Operating Segments [Member] | NCSA [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in loss of unconsolidated affiliates	(2,228)	(1,689)	(1,113)
Investments in Unconsolidated Affiliates	78
Operating Segments [Member] | EARC [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in loss of unconsolidated affiliates	(4,179)	(3,393)	(5,142)
Investments in Unconsolidated Affiliates	670	2,449
Operating Segments [Member] | APAC [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in loss of unconsolidated affiliates	(7,312)	1,167	(15,137)
Investments in Unconsolidated Affiliates	6,753	14,064
Corporate and Other [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in loss of unconsolidated affiliates	$ (509)	(175)	$ (94)
Investments in Unconsolidated Affiliates		$ 510